Dreyfus Brazil Equity Fund (Prospectus Summary) | Dreyfus Brazil Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 11 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Brazil Equity Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none
Maximum redemption fee (as a percentage of transaction amount; charged only when selling shares you have owned for less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Brazil Equity Fund		Class A	Class C	Class I
Management fees		1.25%	1.25%	1.25%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.83%	0.87%	0.60%
Total annual fund operating expenses		2.08%	2.87%	1.85%
Fee waiver and/or expense reimbursement
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1]	2.08%	2.87%	1.85%
[1]	The Dreyfus Corporation has contractually agreed, until January 1, 2013, to assume the direct expenses of the fund so that the total annual fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 2.25%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Brazil Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	774	1,189	1,629	2,847
Class C	390	889	1,513	3,195
Class I	188	582	1,001	2,169

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Brazil Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	774	1,189	1,629	2,847
Class C	290	889	1,513	3,195
Class I	188	582	1,001	2,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

49.44% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities of companies:

(i) that have their registered office in Brazil; (ii) whose principal trading market is in Brazil; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses,

investments or sales, in Brazil. The fund may invest in the stocks of companies of any size, although it focuses on large and mid-cap companies (generally, with market capitalizations of $2 billion or more at the time of purchase). The fund's sub-investment adviser seeks investment opportunities in companies with sustainable earnings, attractive valuations and high dividend yields that indicate the potential for strong sustainable capital growth. The sub-adviser constructs the fund's portfolio through a combination of quantitative and fundamental bottom-up research, and an understanding of local/regional macroeconomic trends. In selecting securities, the fund's portfolio managers use a three-step investment process consisting of: (1) quantitative analysis, (2)

fundamental analysis and (3) portfolio construction.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of concentrating investments in Brazil. The fund's performance will be influenced by political, social and economic factors affecting Brazil. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information,

  political instability and differing accounting and legal standards. Because the fund's investments are concentrated in Brazil, the fund's performance could be more volatile than that of more geographically diversified funds.

As an emerging market, the Brazilian market tends to be more volatile than the markets of more mature economies, and generally has a less diverse and less mature economic structure and a less stable political system than those of developed countries. Certain political, economic, legal and currency risks have contributed to a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the fund. Brazil has historically experienced high rates of inflation and may continue to do so.

Inflationary pressures may slow the rate of growth of the Brazilian economy and may lead to further government intervention in the economy, which could adversely affect the fund's investments. Brazil continues to suffer from chronic structural public sector deficits. Unanticipated political or social developments may result in increased volatility in the fund's share price and sudden and significant investment losses.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar,

  which will reduce the value of investments denominated in those currencies held by the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

  with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance information may be available at

www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter

Q3, 2010: 19.19%

Worst Quarter

Q2, 2010: -8.96%

The year-to-date total return of the fund's Class A shares as of 9/30/11 was

-22.38%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Brazil Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	3.82%	12.15%	Oct. 01, 2009
Class A After Taxes on Distributions	Class A returns after taxes on distributions	3.79%	12.12%	Oct. 01, 2009
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	2.72%	10.42%	Oct. 01, 2009
Class C	Class C returns before taxes	8.65%	16.99%	Oct. 01, 2009
Class I	Class I returns before taxes	10.52%	17.93%	Oct. 01, 2009
MSCI 10/40 Brazil NR Index	MSCI 10/40 Brazil NR Index reflects no deduction for fees, expenses or taxes	10.34%	19.51%